Redeemable Preferred Stock (Details) (USD $)			0 Months Ended	5 Months Ended	9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Aug. 14, 2013 Redeemable preferred stock t	Dec. 31, 2013 Redeemable preferred stock	Dec. 31, 2013 Redeemable preferred stock	Dec. 31, 2013 Redeemable preferred stock Buffalo
Redeemable preferred stock
Liquidation value outstanding	$ 15,000,000			$ 15,000,000	$ 15,000,000	$ 15,000,000
Dividend rate (as a percent)						8.00%
Undeclared, cumulative dividends				500,000	500,000
Dividends declared				$ 0
Period for dividend payment after a specified quantity of potash has first been shipped for delivery from Holbrook Project			6 months
Minimum quantity of potash that has first been shipped for delivery from Holbrook Project (in tonnes)			50,000
Period for redemption by holder of redeemable preferred stock after a specified quantity of potash that has first been shipped for delivery from Holbrook Project			3 years
Market capitalization cap percentage for liquidation preference			10.00%		10.00%